Profit/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Profit/(Loss) Per Share [Abstract]
Schedule of Profit/(Loss) Per Share
	For the years ended December 31,
	2024	2023	2022
Basic Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company	$3,073,834	$3,043,779	$(73,492,431)

Diluted Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company	$3,073,834	$3,043,779	$(73,492,431)

Basic Profit/(Loss) Per Share Denominator
Original shares:	1,515,798	1,515,834	147,497
Additions from actual events:
- Fractional common stock due to reverse split, weighted	-	(25)	-
- Issuance of common stock, weighted	183,367	-	272,890
Basic weighted average shares outstanding	1,699,165	1,515,809	420,387
		-	-
Diluted Profit/(Loss) Per Share Denominator
Basic weighted average shares outstanding	1,699,165	1,515,809	420,387
Dilutive shares: Potential additions from dilutive events:
- Conversion of preferred shares*	1,869,500	75,750	-
Diluted Weighted Average Shares Outstanding:	3,568,665	1,591,559	420,387

Profit/(Loss) Per Share**
- Basic	$1.81	$2.01	$(174.82)
- Diluted	$0.86	$1.91	$(174.82)
Weighted Average Shares Outstanding**
- Basic	1,699,165	1,515,809	420,387
- Diluted	3,568,665	1,591,559	420,387

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss for the year ended December 31, 2022.

**	The Company effected a 1:10 reverse stock split on April 26, 2023 and a 1:4 reverse stock split on January 8, 2025, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.